INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of income tax expense
	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Current tax expense	86,073,560	333,883,691	401,913,951
Deferred tax benefit	(33,470,137)	(57,888,823)	(105,085,476)

Total income tax expense	52,603,423	275,994,868	296,828,475

Schedule of components of the deferred tax assets and liabilities
	Years ended December 31,
	2017	2018
	RMB	RMB
Deferred tax assets:
Allowance for loans principal	105,191,243	205,058,644
Allowance for interest and financing fee receivables	5,473,550	11,281,778
Allowance for available-for-sale investments	-	-
Net operating loss carry-forwards	12,610,881	5,743,768
Other deferred tax assets	1,865,154	1,275,001

Subtotal of deferred tax assets	125,140,828	223,359,191

Valuation allowance	(12,610,881)	(5,743,768)

Total deferred tax assets	112,529,947	217,615,423

Deferred tax liabilities:
Intangible assets	(742,500)	(742,500)
Available-for-sale investments	(34,471)	(563,040)

Total deferred tax liabilities	(776,971)	(1,305,540)

Schedule of movement of valuation allowance
	2017	2018
	RMB	RMB

At the beginning of year	21,743,157	12,610,881
Current year additions	8,512,244	1,572,672
Current year reversals	(2,433,708)	(8,391,178)
Current year charge-offs	(25,800)	(48,607)
Current year disposal	(15,185,012)	-

At the end of year	12,610,881	5,743,768

Schedule of income before income tax
	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Non-PRC entities	(564,877)	(8,903,856)	79,256
PRC entities	288,610,139	817,571,481	1,157,657,930

Total	288,045,262	808,667,625	1,157,737,186

Schedule of reconciliation of statutory income tax rate to the effective income tax rate
	Years ended December 31,
	2016	2017	2018

PRC statutory income tax rate	25.00%	25.00%	25.00%
(Decrease)/Increase in effective income tax rate resulting from:

Effect of tax holiday	(13.16)%	(0.51)%	0.00%
Effect of tax-free income	(8.10)%	(4.00)%	(0.03)%
Effect of disposal of subsidiaries	0.00%	6.53%	0.00%
Effect of Non-deductible share option expense	0.00%	5.65%	0.86%
Effect of zero tax rate in foreign countries	(0.02)%	0.27%	(0.00)%
Effect of transfer pricing	6.88%	0.32%	0.00%
Changes in valuation allowance	5.73%	0.75%	(0.59)%
Others	1.93%	0.11%	0.42%

Effective income tax rate	18.26%	34.12%	25.66%